Other Expense, Net (Tables)	6 Months Ended
Jun. 30, 2026
Other Expense, Net [Abstract]
Schedule of Other Expense, Net

The following table presents a breakdown of our other expense and income categories that were presented on a net basis within our condensed consolidated statements of operations and comprehensive income (loss).

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Equity offering cost	$–	$10,976,693	$–	$10,976,693
Foreign currency exchange loss	3,856,774	5,740,232	9,575,471	5,843,939
Impairment loss on goodwill	5,197,438	–	5,197,438	–
Interest expense	1,582,807	1,516,978	3,876,482	1,875,552
Other expense (income)	131,411	(574,107)	2,551,200	53,029
Other expense (income), net	$10,768,430	$17,659,796	$21,200,591	$18,749,213